Share-Based Compensation - Summary of Share Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, Beginning Balance | shares	7,367,194
Number of Options, Granted | shares	2,900,248
Number of Options, Forfeited | shares	632,534
Number of Options, Exercised | shares	758,442
Number of Options, Outstanding, Ending Balance | shares	8,876,466	7,367,194
Number of Options, Vested and expected to vest | shares			8,876,466
Number of Options, Exercisable | shares			7,251,013
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 8.18
Weighted-Average Exercise Price, Granted	6.18
Weighted-Average Exercise Price, Forfeited	9.53
Weighted-Average Exercise Price, Exercised	0.23
Weighted-Average Exercise Price, Outstanding, Ending Balance	8.11	$ 8.18
Weighted-Average Exercise Price, Vested and expected to vest	8.11
Weighted-Average Exercise Price, Exercisable	9.66
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	18.66
Weighted- Average grant-date Fair Value per Option, Granted	6.41
Weighted- Average grant-date Fair Value per Option, Forfeited	22.7
Weighted- Average grant-date Fair Value per Option, Exercised	10.62
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	15.06	$ 18.66
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	15.06
Weighted- Average grant-date Fair Value per Option, Exercisable	$ 15.5
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 2 months 23 days	6 years 1 month 2 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 2 months 23 days
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 8 months 15 days
Aggregate Intrinsic Value, Outstanding | ¥		$ 48,464	¥ 31,347
Aggregate Intrinsic Value, Vested and expected to vest | ¥			31,347
Aggregate Intrinsic Value, Exercisable | ¥			¥ 21,844